FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Debt instruments portfolio by maturity (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	$ 37,570,270	$ 25,674,195
Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	36,524,575	25,092,666
Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	14,487,429	7,519,951
Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	12,419,490	9,250,227
Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	1,609,922	1,700,274
Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	3,499,251	3,214,491
Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	4,508,483	3,407,723
Fair value through profit or loss
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	23,606,879	12,233,579
Fair value through profit or loss | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	23,035,281	12,096,407
Fair value through profit or loss | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	11,644,181	4,725,605
Fair value through profit or loss | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	10,283,450	6,274,400
Fair value through profit or loss | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	731,564	774,178
Fair value through profit or loss | Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	118,760	84,990
Fair value through profit or loss | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	257,326	237,234
Fair value through OCI
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	5,558,513	6,592,534
Fair value through OCI | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	5,084,416	6,148,177
Fair value through OCI | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	2,683,925	2,725,722
Fair value through OCI | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	1,484,546	2,437,996
Fair value through OCI | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	276,837	373,306
Fair value through OCI | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	639,108	611,153
Amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	8,404,878	6,848,082
Amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	8,404,878	6,848,082
Amortized cost | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	159,323	68,624
Amortized cost | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	651,494	537,831
Amortized cost | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	601,521	552,790
Amortized cost | Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	3,380,491	3,129,501
Amortized cost | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	3,612,049	2,559,336
Less than 1 year | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	15,046,751	13,463,031
Less than 1 year | Fair value through profit or loss | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	8,376,001	5,655,431
Less than 1 year | Fair value through profit or loss | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	1,019,028	390,307
Less than 1 year | Fair value through profit or loss | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	7,088,685	4,864,121
Less than 1 year | Fair value through profit or loss | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	192,039	312,749
Less than 1 year | Fair value through profit or loss | Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	33,854	48,893
Less than 1 year | Fair value through profit or loss | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	42,395	39,361
Less than 1 year | Fair value through OCI | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	2,937,825	4,167,934
Less than 1 year | Fair value through OCI | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	2,648,354	2,672,090
Less than 1 year | Fair value through OCI | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	169,992	1,346,171
Less than 1 year | Fair value through OCI | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	119,479	149,124
Less than 1 year | Fair value through OCI | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets		549
Less than 1 year | Amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	3,732,925	3,639,666
Less than 1 year | Amortized cost | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets		39,046
Less than 1 year | Amortized cost | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	143,911	188,651
Less than 1 year | Amortized cost | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	201,944	103,414
Less than 1 year | Amortized cost | Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	3,330,223	3,078,744
Less than 1 year | Amortized cost | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	56,847	229,811
Between 1 and 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	122,252,684	106,374,362
Between 1 and 3 years | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	11,102,603	4,733,721
Between 1 and 3 years | Fair value through profit or loss | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	8,948,755	3,584,066
Between 1 and 3 years | Fair value through profit or loss | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	6,767,240	2,759,392
Between 1 and 3 years | Fair value through profit or loss | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	1,835,751	513,546
Between 1 and 3 years | Fair value through profit or loss | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	235,209	236,597
Between 1 and 3 years | Fair value through profit or loss | Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	82,536	33,601
Between 1 and 3 years | Fair value through profit or loss | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	28,019	40,930
Between 1 and 3 years | Fair value through OCI | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	808,501	806,305
Between 1 and 3 years | Fair value through OCI | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	35,571	53,632
Between 1 and 3 years | Fair value through OCI | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	648,246	598,014
Between 1 and 3 years | Fair value through OCI | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	51,275	154,659
Between 1 and 3 years | Fair value through OCI | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	73,409
Between 1 and 3 years | Amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	1,345,347	343,350
Between 1 and 3 years | Amortized cost | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	51,260
Between 1 and 3 years | Amortized cost | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	162,996	189,744
Between 1 and 3 years | Amortized cost | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	44,699	106,681
Between 1 and 3 years | Amortized cost | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	1,086,392	46,925
Between 3 and 5 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	67,335,491	61,336,409
Between 3 and 5 years | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	3,913,413	1,748,270
Between 3 and 5 years | Fair value through profit or loss | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	2,052,875	895,533
Between 3 and 5 years | Fair value through profit or loss | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	1,157,703	491,867
Between 3 and 5 years | Fair value through profit or loss | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	651,529	283,020
Between 3 and 5 years | Fair value through profit or loss | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	200,251	89,526
Between 3 and 5 years | Fair value through profit or loss | Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	2,370	2,496
Between 3 and 5 years | Fair value through profit or loss | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	41,022	28,624
Between 3 and 5 years | Fair value through OCI | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	608,633	419,401
Between 3 and 5 years | Fair value through OCI | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	497,967	355,927
Between 3 and 5 years | Fair value through OCI | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	49,744
Between 3 and 5 years | Fair value through OCI | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	60,922	63,474
Between 3 and 5 years | Amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	1,251,905	433,336
Between 3 and 5 years | Amortized cost | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	46,598	7,350
Between 3 and 5 years | Amortized cost | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	85,772	56,703
Between 3 and 5 years | Amortized cost | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	271,793	46,969
Between 3 and 5 years | Amortized cost | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	847,742	322,314
Greater than 5 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	121,834,038	111,035,266
Greater than 5 years | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	6,461,808	5,147,644
Greater than 5 years | Fair value through profit or loss | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	3,657,650	1,961,377
Greater than 5 years | Fair value through profit or loss | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	2,700,210	1,084,039
Greater than 5 years | Fair value through profit or loss | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	707,485	613,713
Greater than 5 years | Fair value through profit or loss | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	104,065	135,306
Greater than 5 years | Fair value through profit or loss | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	145,890	128,319
Greater than 5 years | Fair value through OCI | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	729,457	754,537
Greater than 5 years | Fair value through OCI | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	168,341	137,884
Greater than 5 years | Fair value through OCI | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	56,339	69,523
Greater than 5 years | Fair value through OCI | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	504,777	547,130
Greater than 5 years | Amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	2,074,701	2,431,730
Greater than 5 years | Amortized cost | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	61,465	22,228
Greater than 5 years | Amortized cost | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	258,815	102,733
Greater than 5 years | Amortized cost | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	83,085	295,726
Greater than 5 years | Amortized cost | Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	50,268	50,757
Greater than 5 years | Amortized cost | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	$ 1,621,068	$ 1,960,286